Acquisition of Liberty Dialysis Holdings	3 Months Ended
Mar. 31, 2013
Notes to Consolidated Financial Statements [Abstract]
Acquisition of Liberty Dialysis Holdings [Text Block]

2. Acquisition of Liberty Dialysis Holdings, Inc.

On February 28, 2012, the Company acquired 100% of the equity of Liberty Dialysis Holdings, Inc. (“LD Holdings”), the owner of Liberty Dialysis and owner of a 51% stake in Renal Advantage Partners, LLC (the “Liberty Acquisition”). The Company accounted for this transaction as a business combination and finalized the acquisition accounting on February 28, 2013.

Total consideration for the Liberty Acquisition was $2,181,358, consisting of $1,696,659 cash, net of cash acquired and $484,699 non-cash consideration. Accounting standards for business combinations require previously held equity interests to be fair valued at the time of the acquisition with the difference to book value to be recognized as a gain or loss in income. Prior to the Liberty Acquisition, the Company had a 49% equity investment in Renal Advantage Partners, LLC, the fair value of which, $201,915, is included as part of the non-cash consideration. The fair value was determined based on the discounted cash flow method, utilizing a discount rate of approximately 13%. In addition to the Company's investment, it also had a loan receivable from Renal Advantage Partners, LLC of $279,793, at a fair value of $282,784, which was retired as part of the transaction.

The following table summarizes the final fair values of assets acquired and liabilities assumed at the date of the acquisition. Any adjustments to acquisition accounting from December 31, 2012 until finalization, net of related income tax effects, were recorded with a corresponding adjustment to goodwill:

Assets held for sale	$164,068
Trade accounts receivable	149,219
Other current assets	17,458
Deferred tax assets	14,932
Property, plant and equipment	168,335
Intangible assets and other assets	84,556
Goodwill	2,003,465
Accounts payable, accrued expenses and other current liabilities	(105,403)
Income tax payable and deferred taxes	(33,597)
Short-term borrowings, other financial liabilities, long-term debt and capital lease obligations	(72,101)
Other liabilities	(39,923)
Noncontrolling interests (subject and not subject to put provisions)	(169,651)

Total acquisition cost	$2,181,358

Less non-cash contributions at fair value
Investment at acquisition date	(201,915)
Long-term Notes Receivable	(282,784)
Total non-cash items	$(484,699)
Net Cash paid	$1,696,659

The amortizable intangible assets acquired in this acquisition have weighted average useful lives of 6-8 years.

Goodwill in the amount of $2,003,465 was acquired as part of the Liberty Acquisition and was allocated to the North America Segment. Goodwill is an asset representing the future economic benefits arising from other assets acquired in a business combination that are not individually identified and separately recognized. Goodwill arises principally due to the fair value placed on an estimated stream of future cash flows versus building a similar franchise. Of the goodwill recognized in this acquisition, approximately $436,000 is expected to be deductible for tax purposes and amortized over a 15 year period.

The noncontrolling interests acquired as part of the acquisition are stated at fair value based upon contractual multiples typically utilized by the Company for such arrangements as well as the Company's overall experience

The fair valuation of the Company's investment at the time of the Liberty Acquisition resulted in a preliminary non-taxable gain of $126,685 for the first three months of 2012. This gain was then finalized at December 31, 2012 in the amount of $139,600. The retirement of the loan receivable resulted in a benefit of $5,500 for the first three months of 2012. This benefit was finalized and recognized in interest income in the amount of $8,501 at December 31, 2012.

Divestitures

In connection with the Federal Trade Commission's consent order relating to the Liberty Acquisition, the Company agreed to divest a total of 62 renal dialysis centers. Of the 61 clinics sold to date, 24 were FMC-AG & Co. KGaA clinics which generated a gain of $33,455 that was included in the 2012 Consolidated Statements of Income.